Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Schedule of basic and diluted EPS

	2017	2016	2015
(in thousands, except per share data)	Common Stock	Common Stock	Common Stock
Basic EPS:
Net income attributable to TSYS common shareholders	$586,185	319,638	364,044
Less income allocated to nonvested awards	(1,373)	(1,557)	(3,164)
Net income allocated to common stock for EPS calculation (a)	$584,812	318,081	360,880
Average common shares outstanding (b)	183,309	182,744	182,465
Basic EPS (a)/(b)	$3.19	1.74	1.98

Diluted EPS:
Net income attributable to TSYS common shareholders	$586,185	319,638	364,044
Less income allocated to nonvested awards	(1,373)	(1,557)	(3,148)
Add income allocated to nonvested awards[1]	1,373	1,557	-
Net income allocated to common stock for EPS calculation (c)	$586,185	319,638	360,896
Average common shares outstanding	183,309	182,744	182,465
Increase due to assumed issuance of shares related to common equivalent shares outstanding	1,162	813	1,157
Average nonvested awards[1]	959	891	-
Average common and common equivalent shares outstanding (d)	185,430	184,448	183,622
Diluted EPS (c)/(d)	$3.16	1.73	1.97

[1]

In accordance with the diluted EPS guidance under the two-class method, the Company uses the approach-either the treasury stock method or the two-class method assuming a participating security is not exercised- that is more dilutive. In 2017 and 2016, the Company used the two-class method. In 2015, the Company used the treasury stock method.

	2017	2016	2015
(in thousands, except per share data)	Participating Securities	Participating Securities	Participating Securities
Basic EPS:
Net income allocated to nonvested awards (a)	$1,373	1,557	3,164
Nonvested awards (b)	435	911	1,617
Basic EPS (a)/(b)	$3.16	1.71	1.96

Diluted EPS:
Net income allocated to nonvested awards (c)	$1,366	1,552	3,148
Average common and common equivalent shares outstanding (d)	435	911	1,617
Diluted EPS (c)/(d)	$3.14	1.70	1.95